LONG TERM DEBT AND FINANCIAL COVENANTS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
LONG TERM DEBT AND FINANCIAL COVENANTS

7.	LONG TERM DEBT AND FINANCIAL COVENANTS

LONG TERM DEBT

	As at
	December 31, 2018	December 31, 2017
U.S. dollar denominated term notes:
28.1 million at 5.49 percent due October 18, 2019	$38.3	$35.3
94.1 million at 7.98 percent due May 11, 2020	128.3	118.3
85.2 million at 6.07 percent due October 18, 2022	116.2	107.1
158.9 million at 6.17 percent due October 18, 2024	216.7	199.7
	$499.5	$460.4
U.K. pound sterling denominated term notes:
12.1 million at 5.45 percent due October 18, 2019	$21.1	$20.6
Canadian dollar term notes:
20.5 million at 6.74 percent due October 18, 2022	$20.5	$20.5

Canadian dollar term Credit Facility borrowings	$173.5	$109.0
Total long term debt	$714.6	$610.5

Current portion of long term debt	$232.9	$—
Non-current portion of long term debt	$481.7	$610.5
At December 31, 2018, Pengrowth had in place a secured $330 million revolving committed term Credit Facility supported by a syndicate of 11 domestic and international banks with a maturity date of March 31, 2019.
The Corporation is in discussions with the lending syndicate under its $330 million revolving Credit Facility on arrangements to extend the maturity date of the Credit Facility through September 30, 2019 to support the Strategic Review. The Corporation's objective is to finalize the extension agreement as soon as possible, and in advance of the current March 31, 2019 maturity date, however, there can be no assurance or guarantee that an extension will be obtained by the Corporation or on what terms. Refer to Note 1 for further discussion.
The Credit Facility carried floating interest rates that range between 3.6 percent and 5.25 percent over bankers’ acceptance rates, depending on Pengrowth’s ratio of senior debt to earnings before interest, taxes and non-cash items. At December 31, 2018, the available facility had drawings of $173.5 million (December 31, 2017 – $109.0 million) and letters of credit in the amount of $75.6 million (December 31, 2017 – $69.4 million).
As of December 31, 2018, an unrealized cumulative foreign exchange loss of $135.3 million (December 31, 2017 - $96.2 million) has been recognized on the remaining U.S. dollar term notes since the date of issuance. As of December 31, 2018, an unrealized cumulative foreign exchange loss of $1.9 million (December 31, 2017 - $1.4 million) has been recognized on the remaining U.K. pound sterling denominated term notes since the date of issuance. See Note 16 for additional information about foreign exchange risk management and the impact on the Consolidated Financial Statements.
The five year schedule of long term debt and interest repayments based on current maturity dates and assuming the revolving Credit Facility is not renewed beyond September 30, 2019 is as follows: 2019 - $270.1 million, 2020 - $153.8 million, 2021 - $21.9 million, 2022 - $156.8 million, 2023 - $13.4 million.
During 2017, Pengrowth repaid term notes of approximately $1 billion and $126.6 million of convertible debentures at maturity on March 31, 2017.
FINANCIAL COVENANTS
Pursuant to the debt amending agreements dated October 12, 2017, amendments to the existing financial covenants are effective through to and including the quarter ending September 30, 2019 in the case of the term notes (the "Waiver Period"). The only applicable covenant during the Waiver Period is the trailing 12 month Adjusted EBITDA to Interest and Financing Charges (the "Interest Coverage" ratio). The Interest Coverage ratio changes each quarter until the fourth quarter of 2019 after which it remains at 4.0 times. Also, after the Waiver Period the Debt to Adjusted EBITDA ratio covenant of 3.5 times, and the Debt to Book Capitalization ratio covenant of 55 percent, will be applicable again.
The calculation of the Interest Coverage ratio is based on specific definitions within the agreements and contains adjustments pursuant to the agreements, some of which cannot be readily replicated by referring to Pengrowth’s Consolidated Financial Statements. See Financial Resources and Liquidity section of the December 31, 2018 MD&A for more information.
Pengrowth's Interest Coverage ratio was 1.6 times at December 31, 2018, which was above the fourth quarter of 2018 covenant of 1.01 times.
All loan agreements and amendments can be found on SEDAR at www.sedar.com filed under "Other" or "Material Document" and on EDGAR at www.sec.gov.